Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Presentation
The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)	Principles of Consolidation
The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances among the Company and its wholly-owned subsidiaries have been eliminated upon consolidation.

(c)	Use of Estimates
The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period. Significant accounting estimates include, but not limited to, fair value of share-based compensation awards, ordinary shares and convertible redeemable preferred shares. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)	Commitment and Contingencies
In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income
tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

(e)	Cash and Cash Equivalents
Cash and cash equivalents consist of cash at bank and highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash. The Company’s cash and cash equivalents are deposited in financial institutions at below locations:

	As of December 31,
	2019	2020
	US$	US$
Financial institutions in the mainland of the PRC
—Denominated in RMB	486,117	5,511,982
—Denominated in USD	1,214,485	1,819,424

Total cash balances held at mainland PRC financial institutions	1,700,602	7,331,406

Financial institutions in Hong Kong Special Administrative Region (“HK S.A.R. “)
—Denominated in USD	14,929,853	133,911,336

Total cash balances held at the HK S.A.R. financial institutions	14,929,853	133,911,336

Financial institutions in UAE
—Denominated in United Arab Emirates Dirham (“AED”)	6,059,127	23,249,640
—Denominated in USD	17,355,953	35,813,863

Total cash balances held at the UAE financial institutions	23,415,080	59,063,503

Financial institutions in United States
—Denominated in USD	119,810	10,127,775

Total cash and cash equivalents balances held at the United States financial institutions	119,810	10,127,775

Financial institutions in Singapore
—Denominated in USD	5,137,277	26,449,262

Total cash balances held at the Singapore financial institutions	5,137,277	26,449,262

Total cash and cash equivalents balances held at financial institutions	45,302,622	236,883,282

(f)	Term D eposits
Term deposits represent deposits placed with banks with original maturities of more than three months but less than one year. The Group’s term deposits as of December 31, 2019 were
denominated
in USD and were deposited at a financial institution in Singapore.

(g)	Short-term Investments
Short-term investments include financial products issued by financial institutions. The Group classifies the financial products as available-for-sale
securities, which are recorded at fair value. Unrealized holding gains and losses, net of the related income tax effect, on available-for-sale
securities are excluded from earnings and reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of available-for-sale
securities are determined on a specific-identification basis.

(h)	Property and Equipment, net
Property and equipment are stated at cost less depreciation and any impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Electronic equipment	3 years
Vehicle	4 years
Office furniture	5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets
Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon.
Property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Recoverability of a long-lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment loss is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third
-
party independent appraisals, as considered necessary. Assets to be disposed are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment of long-lived assets was recognized for the year presented.

(i)	Value Added Taxes
The Company’s PRC subsidiaries and Dubai subsidiary are subject to value added tax (“VAT”). Revenue from providing services is generally subject to VAT at the rate of
6
% for PRC subsidiaries and 5% for Dubai subsidiary,

respectively. The Group paid to local tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other current liabilities, and the excess of input VAT over output VAT is reflected in prepayments and other current assets in the consolidated balance sheets.

(j)	Fair Value Measurements
Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based
measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.
Accounting Standards Codification (“ASC”) 820,
Fair Value Measurements and Disclosures
(“ASC 820”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level
fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The cost approach is based on the amount that would currently be required to replace an asset.
Financial assets and liabilities of the Group primarily consist cash and cash equivalents, term deposits, short-term investments, accounts payable, accrued expenses and other current liabilities. The Group measures short-term investments at fair value on a recurring basis. Short-term investments include financial products issued by financial institutions, which are valued based on price per unit quoted by financial institutions. They are categorized in Level 2 of the fair value hierarchy. As of December 31, 2019 and 2020, the carrying values of other financial instruments approximated to their fair values due to the short maturity of these instruments.

(k)	Revenue Recognition
The Group has adopted ASC 606,
Revenue from Contracts with Customers
, since its establishment and recognizes revenue when control of the promised services are transferred to the customers, in an amount that reflects the consideration that the Group expects to receive in exchange for those services.
Substantially all the revenues of the Group were derived from voice-centric social networking and entertainment platform, which provides group chatting and games services.
Group chatting service
The Group provides group chatting service to individual users with fr
e
e access to the basic functions on the platform. It also provide
s
enhanced experience by sales of virtual items and provision of upgrade service on the platform. The Group has the sole discretion in designing the specifications and establishing pricing of virtual items and upgrade service. Individual user purchases virtual items and upgrade service using the Group’s virtual currency which is in turn acquired through third party payment platforms.
The Group recognizes revenue relating to virtual items at the point-in-time
when they are consumed. Upgrade service primarily consists of VIP rights or premium membership in chat rooms over a specified limited period or the period the users are registered on the platform. Revenues from the upgrade service with limited period are recognized ratably over the period the service is made available to the users. Revenues from the upgrade service without any time limits are recognized ratably over the estimated period of the relevant user groups.
Games service
The Group provides games service to individual users through its mobile game applications. Individual users consume virtual currency to play a game, purchase virtual items which can be used to enjoy one-time privileges in the game, and upgrade service. Each game is completed within several minutes.
The Group charges individual users virtual currency to play a game, which currently accounts for a small portion of games service revenue. The Group has determined that each of these games represents a distinct performance obligation. The related revenue is recognized over the period of the gameplay which takes several minutes. The Group recognizes revenue relating to virtual items upon consumption. Upgrade service primarily consists of premium rights over the period the users are registered on the platform. Revenues from the upgrade service are recognized ratably over the estimated period of the relevant user groups.
The estimated period of upgrade services in both the group chatting service and games service is determined based on the expected service period derived from historical users’ behavioral pattern. This estimate is re-assessed
on a quarterly basis. Adjustments arising from the changes of estimated period of the users are applied prospectively as such changes are resulted from new information indicating a change in the users’ behavior.
Deferred revenue
Virtual currency is non-refundable and does not have expiration date. Proceeds received from users’ purchase of virtual currency are recorded as deferred revenue.
Deferred revenue (a contract liability) is recognized when the Group has an obligation to transfer services to a customer for which the Company has received consideration related to the Group’s group chatting and games services from the customer.
The balance of deferred revenue as of January 1, 2018, 2019, and 2020 was US$911,190,
US$3,439,418
,
and

US$
6,010,874
respectively, which were recognized as revenue for the years ended December 31, 2018, 2019, and 2020, respectively. The balance as of December 31, 2020 is expected to be recognized as revenues within one year.

(l)	Cost of Revenues
Cost of revenues consists primarily of (i) commission fees paid to third party payment platforms, and (ii) staff cost and expenses related to the operations of the mobile platforms.

(m)	Selling and Marketing Expenses
Selling and marketing expenses mainly consist of (i) advertising costs and market promotion expenses, and (ii) staff cost, rental and depreciation related to selling and marketing functions. Advertising costs, which consist primarily of online advertisements, are expensed as incurred. The advertising costs were

US$5,296,954
,
US$7,541,366 and US$12,383,514

for the years ended
December 31, 2018, 2019 and 2020, respectively
.

(n)	General and Administrative Expenses
General and administrative expenses mainly consist of (i) staff cost, rental and depreciation related to general and administrative personnel, (ii) professional service fees; and (iii) other corporate expenses.

(o)	Technology and Product Development Expenses
Technology and product development expenses consist primarily of (i) staff cost, and (ii) related expenses for the employees involved in designing and developing new features for the mobile platforms and self-developed mobile games. All technology and product development expenditures are expensed as incurred.

(p)	Government Grants
Government grant is recognized when there is reasonable assurance that the Group will comply with the conditions attach to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Group with no future related costs or obligation is recognized in the Group’s consolidated statements of comprehensive (loss) / income when the grant becomes receivable.

(q)	Share-based Compensation
The Group periodically grants share-based awards, mainly including share options to eligible employees and management, which are subject to service and performance conditions.
The Group recognizes compensation cost for an equity classified award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant date fair value of such award that is vested at that date. For equity awards that contain both a service condition and a performance condition, the Company recognizes compensation cost on a tranche-by-tranche
basis, and when the Group considers that it is probable that the performance condition will be achieved. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

( r )	Employee Benefits
The Company’s subsidiaries in PRC participate in a government mandated, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive income amounted to US$337,897, US$876,074 and US$1,008,337 for the years ended December 31, 2018, 2019 and 2020, respectively.

( s )	Income Taxes
Current income taxes are provided on the basis of income before income taxes for financial reporting purposes, and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of comprehensive income in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred income tax assets will not be realized.
The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed.
Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occurs. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively. As of December 31,
2019 and
2020, the Group did not have any unrecognized uncertain tax positions.

( t )	Operating Lease
The Group leases premises for offices under
non-cancellable
operating leases. Payments made under operating lease are charged to the consolidated statements of comprehensive income on a straight-line basis over the term of underlying lease. There are no capital improvement funding, lease concessions, escalated rent provisions or contingent rent in the lease agreements. The Company has no legal or contractual asset retirement obligations at the end of the lease term.

( u )	Foreign Currency
The Company’s reporting currency is United States Dollars (“US$”). The functional currency of the Company and its wholly-owned subsidiaries incorporated at Dubai, HK S.A.R. and British Virgin Islands is US$. The functional currency of the Company’s PRC subsidiaries is Chinese Renminbi (“RMB”).
Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded in general and administrative expenses in the consolidated statements of comprehensive income.
The financial statements of the Company’s PRC subsidiaries are translated from RMB into US$. Assets and liabilities are translated into US$ using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings or deficits generated in the current period are translated into US$ using the appropriate historical rates. Revenues, expenses, gains and losses are translated into US$ using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive income or loss in the consolidated statements of comprehensive income, and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income in the consolidated statement of shareholders’ equity (deficit).

( v )	Concentration and risk
The Group’s cost of revenues mainly included commission fees paid to third party payment platforms, among which two third party payment platforms individually represent greater than 10% of the Group’s cost of revenues excluding payroll and welfare and depreciation for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the Year Ended December 31
	2018	2019	2020
A	67%	61%	60%
B	19%	14%	19%

( w )	Earnings (Loss) per Share
Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class
method. Under the
two-class
method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic earnings (loss) per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.
The Company’s redeemable convertible preferred shares are participating securities, as they have contractual nonforfeitable right to participate in distributions of earnings. The redeemable convertible preferred shares have no contractual obligation to fund or otherwise absorb the Group’s losses. Accordingly, any undistributed net income is allocated on a pro rata basis to ordinary shares and redeemable convertible preferred shares; whereas any undistributed net loss is allocated to ordinary shares only.
Diluted earnings (loss) per share is calculated by dividing net earnings (loss) attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted
method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings (loss) per share calculation when inclusion of such share would be anti-dilutive.

( x )	Segment Reporting
The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Group’s Chief Executive Officer does not segregate the Group’s business by product or service lines. Management has determined that the Group has one operating segment, which is the social networking and entertainment platform.

( y )	Statutory Reserve
In accordance with the PRC Company Laws, the PRC subsidiaries must make appropriations from their
after-tax
profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable
reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax
profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies. The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation. As of December 31, 2019 and 2020, the statutory reserve of the Company’s PRC subsidiaries was US$196,519 and US $424,682, respectively.
UAE Company Laws requires 10% of Yalla Dubai’s annual net profits to be set aside as a statutory reserve. This allocation may be suspended by a shareholders’ decision once the reserve has reached an amount equal to 50% of the share capital of the company. As of December 31, 2019 and 2020, the statutory reserve of Yalla Dubai was
US$136,147 and US

$137,023
, respectively
.

( z )	Deferred initial public offering costs
Direct costs incurred by the Company attributable to its proposed initial public offering (“IPO”) of ordinary shares in the United States were deferred and recorded as other assets and were offset against the gross proceeds received from such offering.

( aa )	Recent Accounting Pronouncements
In February 2016, the FASB issued Accounting Standards Updates (“ASU”) No. 2016-02,
Leases
(
Topic 842
) (“ASU 2016-02”). ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 was further amended in November 2019 by ASU
2019-10,
Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), and in June 2020 by ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842), which deferred the effective date of new lease standard. As a result, Accounting Standards Codification (“ASC”) 842, Leases, is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. For all other entities, it is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. As the Company is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, the Company will adopt the new standard on January 1, 2022. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326)
,
Measurement of Credit Losses on Financial Instruments
. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. ASU
2016-13
was further amended in November 2019 by ASU
2019-10.
As a result, ASC326,
Financial Instruments—Credit Losses
is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2019. For all other entities it is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As the Company is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, the Company will adopt the new standard on January 1, 2023. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements
.